Related Parties - Summary of Transactions with Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	$ 13,544,289	$ 7,130,769	$ 8,573,894
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	4,336,133	4,375,113	4,590,620
Other services	1,617,102	1,101,528	1,277,404
Investments and expenses	19,497,524	12,607,410	14,441,918
Service revenues	714,148	608,248	538,110
Sales of equipment	7,629,181	656,801	944,697
Revenues	$ 8,343,329	$ 1,265,049	$ 1,482,807